Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended						0 Months Ended											0 Months Ended
	Feb. 25, 2014 Subsequent Event [Member]	Jul. 25, 2013 Subsequent Event [Member]	Jan. 28, 2014 Subsequent Event [Member]	Feb. 25, 2014 DCP SC Texas GP [Member] Subsequent Event [Member]	Feb. 25, 2014 Lucerne 1 [Member] Subsequent Event [Member] MMcf	Feb. 25, 2014 Lucerne 2 [Member] Subsequent Event [Member] MMcf	Feb. 25, 2014 Southern Hills Pipeline [Member] Subsequent Event [Member] mi MBbls	Feb. 25, 2014 DCP Southern Hills Pipeline LLC [Member] Subsequent Event [Member] mi MBbls	Mar. 28, 2013 Eagle Ford System [Member]	Mar. 31, 2014 Eagle Ford System [Member]	Dec. 31, 2013 Eagle Ford System [Member]	Mar. 31, 2013 Eagle Ford System [Member]	Mar. 26, 2013 Eagle Ford System [Member]	Mar. 14, 2013 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Feb. 29, 2012 Eagle Ford System [Member]	Mar. 28, 2014 Lucerne 1 [Member]	Mar. 31, 2014 DCP Southern Hills Pipeline LLC [Member]
Subsequent Event [Line Items]
Distribution of dividend			$ 0.7325
Distribution payable date		Feb. 14, 2014
Distribution record date		Feb. 07, 2014
Ownership interest acquired									46.67%	20.00%	46.67%	46.67%		46.67%	33.33%	33.33%		100.00%	33.33%
Ownership interest percentage				20.00%				33.33%					33.33%				33.33%
Capacity per day					35,000,000
Expected capacity per day						200,000,000	175	200
Aggregate consideration for acquisition	$ 1,220								$ 626									$ 0
Length of pipeline (in miles)							800	720